EARNINGS PER COMMON SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings per Common Share [Abstract]
Schedule of Weighted Average Number of Shares

The table below shows the effects of the Reverse Split on the calculation of per share amounts previously reported in the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2016:

	Three Months Ending
	March 31, 2016	March 31, 2015
	(unaudited)
Decrease in weighted average number of shares outstanding used to calculate basic net income per share amounts for Class A	(473,688,028)	(477,862,044)

Decrease in weighted average number of shares outstanding used to calculate diluted net income per share amounts for Class A	(473,708,898)	(477,875,954)

Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income per share amounts for Class B	(6,599,849)	(6,604,120)

Change in net income per share - basic and diluted Class A	$0.44	$0.37

Change in net income per share - basic and diluted Class B	$0.46	$0.37

Dollar amounts, except per share amounts are in thousands.

The table below shows the effects of the stock dividend on the calculation of per share amounts for all the periods previously reported since the August 5, 2014 emergence date:

	Three Months Ending		Year Ending	Three Months Ending
	September 30, 2014	December 31, 2014	December 31, 2014	March 31, 2015	June 30, 2015	September 30, 2015
	(unaudited)			(unaudited)
Increase in weighted average number of shares outstanding used to calculate basic net income/(loss) per share amounts for Class A	32,744,009	52,849,916	21,574,359	52,850,854	52,852,772	52,859,916

Increase in weighted average number of shares outstanding used to calculate diluted net income/(loss) per share amounts for Class A	32,745,709	52,863,006	21,574,359	52,863,944	52,919,817	52,864,103

Change in net income/(loss) per share - basic and diluted Class A and B	$ (0.00)	$ (0.00)	$ 0.05	$ (0.01)	$ (0.01)	$ (0.03)

The table below shows the effects of the reverse stock split on the calculation of per share amounts for all the periods previously reported in the Company’s 2015 Form 10-K since the August 5, 2014 emergence date:

	Three Months Ending				Year Ending
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015	December 31, 2015
	(unaudited)
Decrease in weighted average number of shares outstanding used to calculate basic net income per share amounts for Class A	(477,862,044)	(477,881,414)	(477,948,757)	(477,996,064)	(477,922,795)

Decrease in weighted average number of shares outstanding used to calculate diluted net income per share amounts for Class A	(477,875,954)	(478,109,118)	(477,996,214)	(478,597,620)	(478,145,452)

Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income per share amounts for Class B	(6,604,120)	(6,602,333)	(6,600,472)	(6,599,867)	(6,601,683)

Change in net income per share - basic and diluted Class A and B	$0.37	$0.50	$1.49	$0.08	$2.44

	Three Months Ending		Year Ending
	September 30, 2014	December 31, 2014	December 31, 2014
	(unaudited)
Decrease in weighted average number of shares outstanding used to calculate basic net income/(loss) per share amounts for Class A	(296,060,879)	(477,852,594)	(195,068,602)

Decrease in weighted average number of shares outstanding used to calculate diluted net income/(loss) per share amounts for Class A	(296,062,895)	(477,889,946)	(195,068,602)

Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income/(loss) per share amounts for Class B	(4,092,540)	(6,604,967)	(2,696,358)

Change in net income/(loss) per share - basic and diluted Class A and B	$0.12	$0.23	$(2.04)

Components of Calculation of Earnings Per Share

The components of the calculation of basic earnings per share and diluted earnings per share are as follows:

	Three Months Ended
	March 31,
	2016	2015

Net income	$50,739	$42,901

Weighted average common shares outstanding:
Common stock - basic and diluted
Class A common stock - basic(1)	94,737,606	95,572,409
Class A common stock - diluted(2)	94,741,780	95,575,191
Class B common stock - basic and diluted(3)	1,319,970	1,320,824

(1)    The basic weighted average common shares outstanding for Class A common stock for the three month periods ended March 31, 2016 and 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016, there were 62,255,585 shares of Class A common stock outstanding and 29,683,281 Class A warrants outstanding. As of March 31, 2015, there were 58,050,525 shares of Class A common stock outstanding and 38,526,743 Class A warrants outstanding.

(2)    The diluted weighted average common shares outstanding for Class A common stock for the quarters ended March 31, 2016 and 2015 were calculated using the dilutive securities, the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015.

(3)    The basic and diluted weighted average common shares outstanding for Class B common stock for the three month periods ended March 31, 2016 and 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016 there were 1,240,080 shares of Class B common stock outstanding and 79,890 Class B warrants outstanding. As of March 31, 2015 there were 951,975 shares of Class B common stock outstanding and 368,701 Class B warrants outstanding.

The components of the calculation of basic earnings per share and diluted earnings per share are as follows:

For the year ended December 31,	2015	2014	2013

Net income/(loss)	$283,960	$(152,273)	$(638,230)

Weighted average common shares outstanding:
Common stock - basic and diluted			30,482,818
Class A Common stock - basic(1)	95,584,559
Class A Common stock - diluted(2)	95,629,090
Class A Common stock - basic and diluted(3)		39,013,720
Class B Common stock - basic and diluted(4)(5)	1,320,337	18,675,839

(1)

The basic weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 60,784,715 shares of Class A common stock outstanding and 34,693,734 Class A warrants outstanding.

(2)

The dilutive weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 was calculated using the Class A common stock outstanding and Class A warrants outstanding for that year and the dilutive securities for such year.

(3)

The weighted average common shares outstanding for Class A common stock basic and diluted was calculated using no Class A common stock and no Class A warrants outstanding for the period January 1, 2014 through August 4, 2014. 57,042,382 Class A common stock and 38,528,129 Class A Warrants were used in calculating the weighted average common shares outstanding for the period August 5, 2014 through December 31, 2014.

(4)

The basic and diluted weighted average common shares outstanding for Class B common stock for the year ended December 31, 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 1,232,247 shares of Class B common stock outstanding and 87,723 Class B warrants outstanding.

(5)

The weighted average common shares outstanding for Class B common stock basic and diluted was calculated using the common shares outstanding for the year ended December 31, 2013 and for the period January 1, 2014 through August 4, 2014 and Class B common stock outstanding and Class B warrants outstanding for the period August 5, 2014 through December 31, 2014. As of December 31, 2014 there are 484,692 Class B warrants outstanding.